UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Aegis Financial Corporation

Address:  1100 North Glebe Road
          Arlington, Virginia 22201

13F File Number: 28-10411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
Title:    Director
Phone:    (703) 528-7788

Signature, Place and Date of Signing:


/s/ William S. Berno         Arlington, Virginia                May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

         -----------------------     --------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:       82
                                         ------------

Form 13F Information Table Value Total:  $ 440,244,042
                                         -------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                               COLUMN  2        COLUMN 3    COLUMN 4           COLUMN 5        COL 6    COL 7    COLUMN 8

                                                                                  SHRS OR   SH/ PUT/   INVSMT   OTHER     VOTING
NAME OF ISSUER                         TITLE OF CLASS   CUSIP          VALUE      PRN AMT   PRN CALL   DSCRTN   MNGRS   AUTHORITY
Acceptance Insurance Companies Inc.    Com              004308102          $229     229,400 SH         Sole     N/A        Sole
Adams Res Energy Inc.                  Com New          006351308    $1,190,040      42,200 SH         Sole     N/A        Sole
Air France-KLM                         Sponsored ADR    009119108   $11,729,208     495,740 SH         Sole     N/A        Sole
Alliance One International Inc.        Com              018772103   $37,141,092   7,642,200 SH         Sole     N/A        Sole
Allied Defense Group, Inc.             Common           019118108    $6,651,948     303,050 SH         Sole     N/A        Sole
American Pac Corp                      Com              028740108    $8,068,614     878,934 SH         Sole     N/A        Sole
Ampco-Pittsburgh Corp                  Com              032037103    $1,229,000      61,450 SH         Sole     N/A        Sole
Audiovox Corp                          CL A             050757103   $15,464,509   1,295,185 SH         Sole     N/A        Sole
Bassett Furniture Inds Inc             Com              070203104    $7,273,850     364,604 SH         Sole     N/A        Sole
Berkshire Hathaway Inc Del             CL B             084670207      $409,632         136 SH         Sole     N/A        Sole
BKF Cap Group Inc                      Com              05548G102    $2,051,400     157,800 SH         Sole     N/A        Sole
Books-A-Million Inc                    Com              098570104   $13,067,786   1,135,342 SH         Sole     N/A        Sole
Bowl Amer Inc                          CL A             102565108      $810,176      55,491 SH         Sole     N/A        Sole
Boykin Lodging Co                      Com              103430104    $1,129,000     100,000 SH         Sole     N/A        Sole
California First Ntnl Bancor           Com              130222102    $8,378,008     579,392 SH         Sole     N/A        Sole
Ceres Group Inc                        Com              156772105      $502,866      91,099 SH         Sole     N/A        Sole
CF Industries Holdings, Inc.           Common           125269100   $13,946,242     820,850 SH         Sole     N/A        Sole
CPAC Inc.                              Com              126145101    $1,549,432     379,298 SH         Sole     N/A        Sole
Delta Apparel Inc                      Com              247368103    $7,070,724     398,800 SH         Sole     N/A        Sole
Dillards Inc                           CL A             254067101   $18,204,564     699,100 SH         Sole     N/A        Sole
Dominion Homes Inc                     Com              257386102   $10,046,502   1,018,915 SH         Sole     N/A        Sole
Duckwall-ALCO Stores Inc New           Com              264142100    $4,364,861     179,550 SH         Sole     N/A        Sole
Enesco Group Inc                       Com New          292973104    $3,843,602   1,893,400 SH         Sole     N/A        Sole
Exide Technologies                     Com              302051206    $1,716,000     600,000 SH         Sole     N/A        Sole
Exxon Mobil Corp                       Com              30231G102      $146,064       2,400 SH         Sole     N/A        Sole
Head N.V.                              NY Registry Sh   422070102    $8,517,210   2,183,900 SH         Sole     N/A        Sole
IDT Corp                               Com              448947101      $241,995      22,100 SH         Sole     N/A        Sole
IDT Corp                               CL B             448947309    $1,201,095     108,500 SH         Sole     N/A        Sole
Imperial Sugar Co New                  Com New          453096208   $35,416,134   1,162,328 SH         Sole     N/A        Sole
International Alum Corp                Com New          458884103    $1,637,437      39,850 SH         Sole     N/A        Sole
International Shipholding Co           Com              460321201    $1,607,375     104,375 SH         Sole     N/A        Sole
John B. Sanfilippo John B. & Son Inc   Common           800422107    $2,691,986     170,056 SH         Sole     N/A        Sole
Leucadia Natl Corp                     Com              527288104      $173,014       2,900 SH         Sole     N/A        Sole
Lodgian Inc.                           Com Par $.01     54021P403    $2,198,787     158,300 SH         Sole     N/A        Sole
Lubys Inc                              Com              549282101      $116,994       9,367 SH         Sole     N/A        Sole
MAIR Holdings Inc                      Com              560635104    $6,664,568   1,424,053 SH         Sole     N/A        Sole
Markel Corp                            Com              570535104      $320,796         950 SH         Sole     N/A        Sole
Marsh Supermarkets Inc                 CL B             571783208    $2,559,596     310,254 SH         Sole     N/A        Sole
MBIA Inc                               Com              55262C100      $162,351       2,700 SH         Sole     N/A        Sole
Medallion Finl Corp                    Com              583928106    $3,389,397     250,140 SH         Sole     N/A        Sole
Meristar Hospitality Corp              Com              58984Y103    $1,665,990     160,500 SH         Sole     N/A        Sole
MI Devs Inc                            CL A Sub Vtg     55304X104    $5,735,675     164,346 SH         Sole     N/A        Sole
Mylan Labs Inc                         Com              628530107      $205,335       8,775 SH         Sole     N/A        Sole
Nathans Famous Inc New                 Com              632347100    $1,626,865     132,400 SH         Sole     N/A        Sole
National Presto Inds Inc               Com              637215104      $823,598      16,750 SH         Sole     N/A        Sole
National RV Hldgs Inc                  Com              637277104    $4,076,800     637,000 SH         Sole     N/A        Sole
Northern Orion Res Inc                 Com              665575106      $126,560      28,000 SH         Sole     N/A        Sole
Novartis A G                           Com              66987V109      $271,656       4,900 SH         Sole     N/A        Sole
Olympic Steel Inc                      Com              68162K106   $16,282,321     539,507 SH         Sole     N/A        Sole
Pemstar Inc                            Com              706552106    $6,491,841   3,136,155 SH         Sole     N/A        Sole
PMA Cap Corp                           CL A             693419202   $30,990,149   3,044,219 SH         Sole     N/A        Sole
PNM Res Inc                            Com              69349H107    $5,563,493     228,012 SH         Sole     N/A        Sole
Pope & Talbot Inc                      Com              732827100    $4,857,580     714,350 SH         Sole     N/A        Sole
Progressive Corp Ohio                  Com              743315103      $108,430       1,040 SH         Sole     N/A        Sole
Prospect Energy Corp                   Com              74348T102    $4,869,824     296,218 SH         Sole     N/A        Sole
PXRE Group Ltd                         Com              G73018106    $3,319,541   1,015,150 SH         Sole     N/A        Sole
Quaker Fabric Corp. New                Com              747399103    $2,751,794   2,038,366 SH         Sole     N/A        Sole
Quanta Capital Hldgs Ltd               Com              G7313F106    $1,241,307     413,769 SH         Sole     N/A        Sole
Quipp Inc                              Com              748802105    $1,349,150     122,650 SH         Sole     N/A        Sole
Reliant Energy Inc.                    Com              75952B105    $7,933,942     749,900 SH         Sole     N/A        Sole
Royal Dutch Shell Plc                  Spons ADR A      780259206      $136,972       2,200 SH         Sole     N/A        Sole
Royal Group Technologies Ltd           Com              779915107   $11,463,625   1,236,637 SH         Sole     N/A        Sole
Ryerson Inc                            Com              78375P107   $13,364,479     499,420 SH         Sole     N/A        Sole
SCPIE Hldgs Inc                        Com              78402P104   $17,985,450     734,100 SH         Sole     N/A        Sole
Sea Containers LTD                     CL A             811371707   $19,025,856   2,638,815 SH         Sole     N/A        Sole
SLM Corp                               Com              78442p106      $296,058       5,700 SH         Sole     N/A        Sole
Sparton Corp                           Com              847235108      $176,209      20,047 SH         Sole     N/A        Sole
Specialty Underwriters Allia           Com              84751T309    $1,285,288     189,013 SH         Sole     N/A        Sole
Superior Inds Intl Inc                 Com              868168105   $14,640,032     756,200 SH         Sole     N/A        Sole
SWS Group Inc                          Com              78503N107    $1,354,570      51,800 SH         Sole     N/A        Sole
Tandy Brands Accessories Inc           Com              875378101    $1,902,853     184,743 SH         Sole     N/A        Sole
Technology Solutions Co                Com              87872T207      $474,608      51,644 SH         Sole     N/A        Sole
Tecumseh Prod Co                       CL B             878895101      $110,262       5,150 SH         Sole     N/A        Sole
Terra Inds Inc                         Com              880915103    $2,683,230     380,600 SH         Sole     N/A        Sole
USEC Inc                               Com              90333E108    $7,294,468     605,350 SH         Sole     N/A        Sole
Village Super Mkt Inc                  CL A New         927107409      $555,042       9,330 SH         Sole     N/A        Sole
Vornado Rlty Tr                        Sh Ben Int       929042109      $480,000       5,000 SH         Sole     N/A        Sole
Wachovia Corp 2nd New                  Com              929903102      $118,378       2,112 SH         Sole     N/A        Sole
Washington Real Estate Invt            Com              939653101      $106,236       2,925 SH         Sole     N/A        Sole
Wells Fargo & Company New              Com              949746101      $114,966       1,800 SH         Sole     N/A        Sole
Winthrop Rlty Tr                       Sh Ben Int       976391102    $3,321,840     627,947 SH         Sole     N/A        Sole

PREFERRED STOCK
Glenborough Rlty Tr Inc                Pfd CV Ser A %   37803P204      $177,686       7,136 SH         Sole     N/A        Sole

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